Operating Segment Information - Schedule of Segment Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment assets
Total assets	$ 1,464,076	$ 1,174,434	$ 501,514
Segment liabilities
Total liabilities	624,987	405,304	223,680
Media and entertainment services [Member]
Segment assets
Total assets	126,874	124,952	139,929
Segment liabilities
Total liabilities	1,866	6,525	13,332
Hotel operation, hospitality and VIP services [Member]
Segment assets
Total assets	595,474	575,579	275,018
Segment liabilities
Total liabilities	70,519	68,767	53,878
Strategic investments [Member]
Segment assets
Total assets	494,524	450,882	77,801
Total segment assets [Member]
Segment assets
Total assets	1,216,872	1,151,413	492,748
Unallocated corporate assets [Member]
Segment assets
Total assets	247,204	23,021	8,766
Total segment liabilities [Member]
Segment liabilities
Total liabilities	72,385	75,292	67,210
Unallocated corporate liabilities [Member]
Segment liabilities
Total liabilities	$ 552,602	$ 330,012	$ 156,470